Deferred Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of the year	$ 1,957	$ 2,108	$ 4,014
Recognized as other operating income		(281)	(1,650)
Foreign currency translation difference	(93)	130	(256)
Balance at ending of the year	$ 1,864	$ 1,957	$ 2,108